Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
Stock-Based Compensation

11.   Stock-Based Compensation

Employee Equity Incentive Plan

On September 20, 2017, the Company established its 2017 Omnibus Equity Incentive Program (the “2017 Plan”) which provides for the granting of equity based awards to certain employees, directors, independent contractors, consultants and agents. Under the 2017 Plan, the Company may grant non-qualified stock options, stock appreciation rights, restricted stock units, and other stock-based awards for up to 22,182 shares of common stock.

On April 19, 2021 the Company established its 2021 Omnibus Equity Incentive Plan (“2021 Equity Plan”). The maximum number of shares of common stock available for issuance under the 2021 Equity Plan is equal to the sum of (i) 30,000 shares of common stock and (ii) an annual increase on the first day of each year beginning in 2022 and ending in and including 2031, equal to the lesser of (A) five percent (5%) of the outstanding shares of common stock on the last day of the immediately preceding fiscal year and (B) such lesser amount as determined by the Board’s compensation committee. The 2021 Equity Plan provides for the grant of stock options (including qualified incentive stock options and nonqualified stock options), stock appreciation rights, restricted stock, restricted stock units, dividend equivalents, and other stock or cash settled incentive awards. Any shares covered by an award, or portion of an award, granted under the 2021 Equity Plan that expires or is forfeited, canceled, cash-settled, or otherwise terminated for any reason will again be available for the grant of awards under the 2021 Equity Plan.

Options become exercisable subject to vesting schedules up to four years from the date of the grant and subject to certain timing restrictions upon an employee’s separation of service and no later than 10 years after the grant date.

Restricted stock units are subject to vesting schedules up to four years from the date of the grant and subject to certain timing restrictions upon an employee’s separation.

A summary of stock option activity as of and for the nine months ended September 30, 2021 and December 31, 2020 is as follows:

	Stock Option
			Weighted Average
			Remaining
	Number of	Weighted Average	Contractual Life	Aggregate
	Options	Exercise Price	(Years)	Intrinsic Value
Outstanding as of December 31, 2020	14,713	$4.47	7.79	$181,914
Options granted	1,707	30.95	—	—
Options exercised	(1,710)	3.28	—	—
Options forfeited	(271)	7.15	—	—
Outstanding as of September 30, 2021	14,439	$7.70	7.41	$383,974
Options expected to vest as of September 30, 2021	4,136	$16.20	8.90	$75,637
Options exercisable as of September 30, 2021	6,404	$3.68	6.70	$195,205

Stock options include grants to executives that contain both market-based and performance-based vesting conditions. There were no stock options granted that contain both market-based and performance-based vesting conditions during the nine months ended September 30, 2021. As of September 30, 2021, 3,433 market-based and performance-based awards were outstanding. As of September 30, 2021, the Company did not consider the performance condition to be probable and did not recognize any expense associated with these options.

The weighted average grant date fair value of options granted during the nine months ended September 30, 2021 and 2020 was $12.85 and $2.40, respectively. The total intrinsic value of options exercised during the nine months ended September 30, 2021 and 2020 was $50.5 million and $0.5 million, respectively.

The fair market value of each option granted during the nine months ended September 30, 2021 has been estimated on the grant date using the Black-Scholes-Merton option-pricing model with the following assumptions:

2021
Risk - free interest rate (percentage)	0.6. - 1.1
Expected term (years)	5.9 - 6.1
Expected dividend yield (percentage)	—
Expected volatility (percentage)	42.1 - 43.6

The Company’s board of directors (the “Board”) did not declare or pay dividends of the Company’s common or preferred stock during the nine months ended September 30, 2021 or during the nine months ended September 30, 2020.

A summary of restricted stock unit activity as of and for the nine months ended September 30, 2021 and December 31, 2020 is as follows:

	Restricted Stock
	Number of	Weighted Average
	Shares	Grant Date Fair Value
Outstanding as of December 31, 2020	1,261	$7.74
Granted	1,720	30.88
Vested	(322)	8.97
Forfeited	(4)	35.54
Outstanding as of September 30, 2021	2,655	$22.54
Expected to vest as of September 30, 2021	2,330

The total grant date fair value of restricted stock units that vested during the nine months ended September 30, 2021 was $2.9 million.

As of September 30, 2021, unrecognized stock-based compensation expense was $68.9 million, which is expected to be recognized over a weighted-average period of 1.6 years.

Total stock-based compensation expense recorded in the Condensed Consolidated Statements of Operations and Comprehensive Income as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2021	2020	2021	2020
Product development	$1,239	$212	$1,953	$465
Sales, marketing and customer support	1,423	305	3,743	869
General and administrative	2,186	1,102	6,404	2,227
Total stock-based compensation	$4,848	$1,619	$12,100	$3,561

Employee Stock Purchase Plan

In March 2021, the Board approved the Company’s 2021 Employee Stock Purchase Plan (“ESPP”), and employees became eligible to enroll in August 2021. The ESPP qualifies as an “employee stock purchase plan” under Section 423 of the U.S. Internal Revenue Code of 1986, as amended.

The Company reserved 3,000 shares of common stock for sale under the ESPP. The share reserve increases on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, equal to the lesser of (i) one percent (1%) of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of common stock as is determined by the Board.

Purchases are accomplished through participation in discrete offering periods. Currently, the ESPP is available only to U.S. based employees; the Company is reviewing offering the ESPP program to employees in non-U.S. jurisdictions. The first offering and purchase period began on September 1, 2021 and will end on November 30, 2021. The Company expects the program to continue consecutively for six-month offering periods (commencing on December 1, 2021) for the foreseeable future.

Under the ESPP, eligible employees are able to acquire shares of the Company’s common stock by accumulating funds through payroll deductions. Company employees in the United States generally are eligible to participate in the ESPP if they are a full-time employee and have completed six months of continuous service with the Company as of the last day of the enrollment period. Eligible employees are able to select a rate of payroll deduction between 1% and 15% of their compensation, up to a $25 annual contribution limit. The purchase price for shares of common stock purchased under the ESPP is 85% of the lesser of the fair market value of the common stock on (i) the first trading day of the applicable offering period and (ii) the last trading day of the applicable offering period. An employee’s participation automatically ends upon termination of employment for any reason. A participant may cancel enrollment or lower their contributions once during an offering period, but no later than 30 days before the end of an offering period. Upon the termination of an employee’s participation in the ESPP, payroll deductions will be stopped and refunded.

Stock-based compensation expense for the ESPP is recognized on a straight-line basis over the requisite service period of each award. The ESPP also has a six-month holding period after the purchase date of the offering period. Stock-based compensation expense related to ESPP totaled less than $0.1 million for the three and nine months ended September 30, 2021.

12. Stock-Based Compensation

Employee Stock Option Plan

On September 20, 2017, the Company established an Equity Incentive Program (the “Plan”) which provides for the granting of incentive and nonqualified stock options to certain employees, directors, independent contractors, consultants and agents. Under the Plan, the Company may grant non-qualified stock options, stock appreciation rights, restricted stock units, and other stock-based awards up to 22,182 shares of Common Stock.

Options become exercisable subject to vesting schedules up to four years from the date of the grant and subject to certain timing restrictions upon an employee’s separation of service and no later than 10 years after the grant date.

Restricted stock units are subject to vesting schedules up to two years from the date of the grant and subject to certain timing restrictions upon an employee’s separation.

A summary of stock option activity as of and for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Stock Option
			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual Life	Aggregate
	Options	Exercise Price	(Years)	Intrinsic Value
Outstanding as of January 1, 2018	15,180	$2.11	9.85	$—
Options granted	3,995	2.33	—	—
Options exercised	2	2.00	—	—
Options forfeited	631	2.67	—	—
Outstanding as of December 31, 2018	18,542	2.14	8.93	5,277
Options granted	1,563	5.04	—	—
Options exercised	65	2.43	—	—
Options forfeited	384	2.90	—	—
Outstanding as of December 31, 2019	19,656	2.35	8.04	$86,024
Options granted	4,293	$9.19	—	—
Options exercised	254	$2.89	—	—
Options forfeited	8,982	$2.13	—	—
Outstanding as of December 31, 2020	14,713	4.47	7.79	$181,914
Options expected to vest as of December 31, 2020	5,269	$7.17	—	50,983
Options exercisable as of December 31, 2020	5,480	$2.52	—	78,389

Stock options include grants to executives that contain both market-based and performance-based vesting conditions. During the year ended December 31, 2020, the Company granted 600 stock options that contain both market-based and performance-based vesting conditions and 167 of restricted stock units that contain market-based vesting conditions. The Company repurchased and cancelled 956 of stock options that contain both market-based and performance-based vesting conditions resulting in $14.5 million in incremental cash-based compensation expense related to the transaction, and vested 167 of restricted stock units with market-based vesting conditions. As of December 31, 2020, 3,433 market-based and performance-based awards were outstanding. As of December 31, 2020, the Company did not consider the performance condition to be probable and did not recognize any expense associated with those options.

The Company repurchased and cancelled 2,606 vested stock options from a former executive during the year ended December 31, 2020 for an aggregate purchase price of approximately $15.5 million recorded in Additional Paid-in Capital on the Company’s Consolidated Balance Sheets.

The weighted average grant date fair value of options granted for the years ended December 31, 2020, 2019, and 2018 was $2.67, $1.41 and $0.51, respectively. The total intrinsic value of options exercised during the years ended December 31, 2020, 2019 and 2018 was $3.6 million, $0.3 million and nil, respectively.

The fair market value of each option granted for the years presented has been estimated on the grant date using the Black-Scholes-Merton option-pricing model with the following assumptions:

	2020	2019	2018
Risk‑free interest rate (percentage)	0.3 ‑ 1.6	1.6 ‑ 2.6	2.3 ‑ 3.1
Expected term (years)	5.3 ‑ 6.3	5.6 ‑ 6.1	5.9 ‑ 6.3
Expected dividend yield (percentage)	—	—	—
Expected volatility (percentage)	39.9 ‑ 44.1	35.4 ‑ 40.9	34.5 ‑ 35.4

A summary of restricted stock unit activity as of and for the year ended December 31, 2020 is as follows:

	Restricted Stock
		Weighted
		Average Grant
	Number of	Date Fair
	Shares	Value
Outstanding as of December 31, 2019	37	$3.72
Granted	1,510
Vested	185
Forfeited	101
Outstanding as of December 31, 2020	1,261	$7.74
Expected to vest as of December 31, 2020	1,149

In September 2017, the Company issued 75 restricted stock unit awards with a fair value of $1.68 per share. Total fair value of the awards was $0.1 million. In September 2019, the Company issued 37 restricted stock unit awards with a fair value of $3.72 per share. Total fair value of the awards was $0.1 million. During the years ended December 31, 2019, and 2018, the Company recognized stock-based compensation expense related to restricted stock of $0.1 million. During each of the years ended December 31, 2019, and 2018, 38 shares vested.

The weighted average grant date fair value of restricted stock units granted during the year ended December 31, 2020 was $7.59.

As of December 31, 2020, unrecognized stock-based compensation expense was $15.5 million, which is expected to be recognized over a weighted-average period of 1.3 years.

Total stock-based compensation expense recorded in the Consolidated Statements of Operations and Comprehensive Income as follows:

	December 31,
	2020	2019	2018
Cost of Revenue	$—	$8	$6
Product Development	673	305	219
Sales, Marketing and Customer Support	6,151	450	287
General and administrative	13,703	917	930
Total Stock‑Based Compensation	$20,527	$1,680	$1,442

Non‑cash stock‑based compensation expense	$5,984	$1,680	$1,442
Cash‑based compensation expense(a)	14,543	—	—
Total Stock‑Based Compensation	$20,527	$1,680	$1,442
(a)	Includes incremental cash-based compensation paid in connection with repurchased and cancelled stock options of 956 that contain both market-based and performance-based vesting conditions.